CONTRACT COSTS, NET (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
CONTRACT COSTS, NET
Contract costs	¥ 53,344,816		¥ 31,677,348		$ 8,260,456
Allowance for credit losses	(4,548,910)		(139,762)	¥ (162,213)	(704,400)	$ (21,642)
Total contract costs, net	48,795,906		31,537,586		7,556,056
Contract costs	48,795,906		31,537,586		7,556,056
Total contracts costs that have been subsequently realized	¥ 11,253,727				$ 1,742,642
Percentage of total contracts costs subsequently realized	21.30%				21.30%
Net recovery of provision for credit losses	¥ 4,647,802	$ 719,713	¥ 22,451	¥ 233,391